Intangible Assets - Summary of Movements of Intellectual Property Right (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	€ 312	€ 374
Additions	2,225
Amortization for the year	(92)	(62)
Intangible assets, ending balance	2,445	312
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	860	860
Intangible assets, ending balance	3,085	860
Accumulated amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	(548)	(486)
Intangible assets, ending balance	€ (640)	€ (548)